Immaterial Restatements and Reclassifications of Prior Period Financial Statements - Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total net revenues	$ 16,295	$ 20,283	$ 50,232	$ 66,528	$ 76,820	$ 378,023
Expenses:
General and administrative expenses	68,746	28,832	52,483	121,229	147,214	185,876
Marketing and advertising expenses	5,162	8,624	11,981	17,144	22,080	69,008
Technology and product development expenses	22,775	23,606	44,914	67,689	83,815	124,308
Restructuring and impairment expenses (see Note 5)			10,829	11,508	17,459	246,485
Total expenses	121,951	104,942	179,226	301,180	368,096	1,236,943
Loss from operations	(105,656)	(84,659)	(128,994)	(234,652)	(291,276)	(858,920)
Interest and other income (expense), net
Other income	1,172			5,382	13,614	3,556
Total interest and other expense, net	(247,573)			(248,331)	(243,146)	(17,057)
Loss before income tax expense (benefit)	(353,229)	(86,202)	(129,752)	(482,982)	(534,422)	(875,977)
Net loss	(353,889)	(87,626)	(131,632)	(485,521)	(536,420)	(877,077)
Other comprehensive income/(loss):
Comprehensive loss	$ (354,587)	$ (87,818)	$ (131,941)	$ (486,528)	$ (536,711)	$ (878,395)
Per share data:
Loss per share attributable to common stockholders: Basic (in dollars per share)	$ (0.71)	$ (0.29)	$ (0.44)	$ (1.32)	$ (1.16)	$ (3.01)
Loss per share attributable to common stockholders: Diluted (in dollars per share)	$ (0.71)	$ (0.29)	$ (0.44)	$ (1.32)	$ (1.16)	$ (3.01)
As Previously Reported
Revenues:
Total net revenues	$ 16,449	$ 20,958	$ 51,120	$ 67,569		$ 382,976
Expenses:
General and administrative expenses	59,189	30,189	54,203	113,392		194,565
Marketing and advertising expenses	5,128	8,631	11,994	17,122		69,021
Technology and product development expenses	20,732	24,118	45,907	66,639		124,912
Restructuring and impairment expenses (see Note 5)			11,119	11,798		247,693
Total expenses	108,055	107,886	183,890	291,945		1,253,806
Loss from operations	(91,606)	(86,928)	(132,770)	(224,376)		(870,830)
Interest and other income (expense), net
Other income	977			5,187		3,741
Total interest and other expense, net	(247,768)			(248,526)		(16,872)
Loss before income tax expense (benefit)	(339,374)	(88,471)	(133,528)	(472,902)		(887,702)
Net loss	(340,033)	(89,895)	(135,408)	(475,441)		(888,802)
Other comprehensive income/(loss):
Comprehensive loss	$ (340,731)	$ (90,087)	$ (135,717)	$ (476,448)		$ (890,120)
Per share data:
Loss per share attributable to common stockholders: Basic (in dollars per share)	$ (0.68)	$ (0.30)	$ (0.45)	$ (1.30)		$ (3.05)
Loss per share attributable to common stockholders: Diluted (in dollars per share)	$ (0.68)	$ (0.30)	$ (0.45)	$ (1.30)		$ (3.05)
Reclassifications
Revenues:
Total net revenues	$ (253)	$ (675)	$ (888)	$ (1,140)		$ (4,859)
Expenses:
General and administrative expenses	0	0	0	0		0
Marketing and advertising expenses	0	0	0	0		0
Technology and product development expenses	0	0	0	0		0
Restructuring and impairment expenses (see Note 5)			0	0		0
Total expenses	(253)	(675)	(888)	(1,140)		(4,859)
Loss from operations	0	0	0	0		0
Interest and other income (expense), net
Other income	0			0		0
Total interest and other expense, net	0			0		0
Loss before income tax expense (benefit)	0	0	0	0		0
Net loss	0	0	0	0		0
Other comprehensive income/(loss):
Comprehensive loss	$ 0	$ 0	$ 0	$ 0		$ 0
Per share data:
Loss per share attributable to common stockholders: Basic (in dollars per share)	$ 0	$ 0	$ 0	$ 0		$ 0
Loss per share attributable to common stockholders: Diluted (in dollars per share)	$ 0	$ 0	$ 0	$ 0		$ 0
Corrections
Revenues:
Total net revenues	$ 99	$ 0	$ 0	$ 99		$ (94)
Expenses:
General and administrative expenses	9,557	(1,357)	(1,720)	7,837		(8,689)
Marketing and advertising expenses	34	(7)	(13)	22		(13)
Technology and product development expenses	2,043	(512)	(993)	1,050		(604)
Restructuring and impairment expenses (see Note 5)			(290)	(290)		(1,208)
Total expenses	14,149	(2,269)	(3,776)	10,375		(12,004)
Loss from operations	(14,050)	2,269	3,776	(10,276)		11,910
Interest and other income (expense), net
Other income	195			195		(185)
Total interest and other expense, net	195			195		(185)
Loss before income tax expense (benefit)	(13,856)	2,269	3,776	(10,080)		11,725
Net loss	(13,856)	2,269	3,776	(10,080)		11,725
Other comprehensive income/(loss):
Comprehensive loss	$ (13,856)	$ 2,269	$ 3,776	$ (10,080)		$ 11,725
Per share data:
Loss per share attributable to common stockholders: Basic (in dollars per share)	$ (0.03)	$ 0.01	$ 0.01	$ (0.02)		$ 0.04
Loss per share attributable to common stockholders: Diluted (in dollars per share)	$ (0.03)	$ 0.01	$ 0.01	$ (0.02)		$ 0.04
Mortgage platform revenue, net
Revenues:
Revenues	$ 13,444	$ 15,289	$ 39,832	$ 53,277	$ 61,328	$ 101,285
Expenses:
Expenses	20,951	29,947	50,156	71,109	84,083	321,621
Mortgage platform revenue, net | As Previously Reported
Revenues:
Revenues	14,207	15,964	40,720	54,927		105,658
Expenses:
Expenses	19,166	30,931	51,643	70,809		327,815
Mortgage platform revenue, net | Reclassifications
Revenues:
Revenues	(253)	(675)	(888)	(1,140)		(4,859)
Expenses:
Expenses	(253)	(675)	(888)	(1,140)		(4,859)
Mortgage platform revenue, net | Corrections
Revenues:
Revenues	(510)	0		(510)		486
Expenses:
Expenses	2,038	(309)	(599)	1,440		(1,335)
Other platform revenue
Revenues:
Revenues	1,942			9,964	11,293	38,362
Expenses:
Expenses	3,638	4,693	8,465	12,103	$ 13,048	59,501
Other platform revenue | As Previously Reported
Revenues:
Revenues	1,333			9,355		38,942
Expenses:
Expenses	3,161	4,777	8,626	11,787		59,656
Other platform revenue | Reclassifications
Revenues:
Revenues	0			0		0
Expenses:
Expenses	0	0	0	0		0
Other platform revenue | Corrections
Revenues:
Revenues	609			609		(580)
Expenses:
Expenses	$ 477	$ (84)	$ (161)	$ 316		$ (155)